Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
Columbia Seligman Technology and Information Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class A
Trading Symbol	SLMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.16% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund S tatis tics
Fund net assets	$ 14,408,958,669
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Repr
esenta
tion of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

Columbia Seligman Technology and Information Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class C
Trading Symbol	SCICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 inv estment	Cost paid as a percentage of a $10,000 investment
Class C	$ 101	1.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.91%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,408,958,669
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The F
und's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

Columbia Seligman Technology and Information Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional Class
Trading Symbol	CCIZX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.91% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,408,958,669
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representa
tio
n of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

Columbia Seligman Technology and Information Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 2 Class
Trading Symbol	SCMIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the F
und
costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 46	0.87% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,408,958,669
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

Columbia Seligman Technology and Information Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Institutional 3 Class
Trading Symbol	CCOYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 44	0.82% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,408,958,669
Total number of portfolio holdings	70
Portfolio turnove r for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

Columbia Seligman Technology and Information Fund - Institutional Class R
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class R
Trading Symbol	SCIRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 75	1.41% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.41%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,408,958,669
Total nu mbe r of portfolio holdings	70
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

Columbia Seligman Technology and Information Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Seligman Technology and Information Fund
Class Name	Class S
Trading Symbol	CCIFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Seligman Technology and Information Fund (the Fund) for the period of October 2, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 15 (a)	0.91% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above wo uld
have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 15	[2]
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 14,408,958,669
Holdings Count | Holding	70
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 14,408,958,669
Total number of portfolio holdings	70
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables
unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
NVIDIA Corp.	5.7%
Bloom Energy Corp., Class A	4.9%
Broadcom, Inc.	4.8%
Apple, Inc.	4.6%
Microsoft Corp.	4.6%
Lam Research Corp.	4.3%
Alphabet, Inc., Class A	3.8%
Global Payments, Inc.	3.1%
eBay, Inc.	3.0%
Oracle Corp.	2.7%

[1]	Annualized.
[2]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.